Leases - Supplemental Cash Flow Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases included in operating activities	$ (1,219)
Cash paid for finance leases included in financing activities	(82)
Right of use assets obtained in exchange for lease obligations:
Operating leases	2,876
Finance leases	$ 0